LEASES - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 35.4
Carrying value of lease liabilities	32.6
Less: current portion of lease liabilities	(8.7)
Non-current portion of lease liabilities	23.9	$ 8.9
2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	9.8
Between 1 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	17.0
Between 3 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	8.6
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0.0